Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Interest rate-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	252,392	1,033
Interest rate-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	58,119	1
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	168,837	111
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	25,436	921
Interest rate-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,765	246,006
Interest rate-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments		88,652
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	2,301	136,730
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	3,464	20,624
Interest rate-related contracts | Hedge of floating rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,000	5,000
Interest rate-related contracts | Hedge of floating rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,000	5,000
Currency-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	19,300	8,824
Currency-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	152	3,824
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	13,371	4,442
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,777	558
Currency-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	16,936	20,655
Currency-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	2,583	5,160
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	12,908	12,908
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	1,445	2,587